Variable Interest Entities - Rollforward of Level 3 Fair Value (Details) - Variable Interest Entities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 607	$ 2,230
Total realized and unrealized gains (losses) included in income	51	(18)
Purchases/Borrowings	19	17
Sales/Repayments	(22)	(15)
Transfers in (out)	0	0
Other	0	(1,607)
Ending Balance	655	607
Total gains (losses) included in earnings	51	(28)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	(1,517)
Total realized and unrealized gains (losses) included in income		0
Purchases/Borrowings		0
Sales/Repayments		0
Transfers in (out)		0
Other		1,517
Ending Balance		0
Total gains (losses) included in earnings		0
Borrowings
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	(1,517)
Total realized and unrealized gains (losses) included in income		0
Purchases/Borrowings		0
Sales/Repayments		0
Transfers in (out)		0
Other		1,517
Ending Balance		0
Total gains (losses) included in earnings		0
Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	516	40
Total realized and unrealized gains (losses) included in income	49	3
Purchases/Borrowings	17	15
Sales/Repayments	(20)	(15)
Transfers in (out)	0	0
Other	0	473
Ending Balance	562	516
Total gains (losses) included in earnings	49	(7)
Loans held for investment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	2,071
Total realized and unrealized gains (losses) included in income		0
Purchases/Borrowings		0
Sales/Repayments		0
Transfers in (out)		0
Other		(2,071)
Ending Balance		0
Total gains (losses) included in earnings		0
Total fixed maturity securities | Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	53	57
Total realized and unrealized gains (losses) included in income	(1)	(6)
Purchases/Borrowings	0	2
Sales/Repayments	(2)	0
Transfers in (out)	0	0
Other	0	0
Ending Balance	50	53
Total gains (losses) included in earnings	(1)	(6)
Equity securities | Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	38	62
Total realized and unrealized gains (losses) included in income	3	(15)
Purchases/Borrowings	2	0
Sales/Repayments	0	0
Transfers in (out)	0	0
Other	0	(9)
Ending Balance	43	38
Total gains (losses) included in earnings	$ 3	$ (15)